Common Stock - Summary of Changes in Number of Issued Shares of Common Stock (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Class of Stock [Line Items]
Balance at beginning of fiscal year	25,389,644,945	25,386,307,945	25,030,525,657
Issuance of new shares of common stock due to conversion of class XI preferred stockxx			349,677,288
Issuance of new shares of common stock due to exercise of stock acquisition rights	2,854,000	3,337,000	6,105,000
Balance at end of fiscal year	25,392,498,945	25,389,644,945	25,386,307,945